Equity Income Portfolio
Schedule of Investments (unaudited)
As of March 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (97.4%)
Communication Services (2.0%)
T-Mobile US Inc.	65,550	17,483
Verizon Communications Inc.	261,491	11,861
Comcast Corp. Class A	266,084	9,818
AT&T Inc.	114,209	3,230
		42,392
Consumer Discretionary (4.6%)
Tractor Supply Co.	274,211	15,109
Industria de Diseno Textil SA	278,808	13,882
Home Depot Inc.	32,279	11,830
NIKE Inc. Class B	162,215	10,298
Lowe's Cos. Inc.	35,263	8,225
Starbucks Corp.	67,605	6,631
eBay Inc.	83,520	5,657
McDonald's Corp.	15,396	4,809
H&R Block Inc.	76,991	4,228
Travel & Leisure Co.	84,837	3,927
Lear Corp.	42,182	3,721
Phinia Inc.	85,734	3,638
Penske Automotive Group Inc.	24,692	3,555
Bath & Body Works Inc.	73,474	2,228
Steven Madden Ltd.	42,391	1,129
BorgWarner Inc. (XNYS)	28,763	824
		99,691
Consumer Staples (11.0%)
Procter & Gamble Co.	183,880	31,337
Philip Morris International Inc.	176,951	28,087
Archer-Daniels-Midland Co.	501,070	24,056
Unilever plc ADR	357,677	21,300
Keurig Dr Pepper Inc.	548,059	18,754
Kenvue Inc.	733,398	17,587
Walmart Inc.	179,443	15,753
Pernod Ricard SA	153,775	15,192
PepsiCo Inc.	79,701	11,950
Constellation Brands Inc. Class A	58,452	10,727
Altria Group Inc.	139,385	8,366
Mondelez International Inc. Class A	118,679	8,052
Coca-Cola Co.	95,653	6,851
Kroger Co.	91,593	6,200
WK Kellogg Co.	224,274	4,470
Nomad Foods Ltd.	227,006	4,461
Colgate-Palmolive Co.	39,377	3,690
Fresh Del Monte Produce Inc.	42,074	1,297
General Mills Inc.	3,594	215
		238,345
Energy (9.6%)
ConocoPhillips	484,900	50,924
Coterra Energy Inc.	884,035	25,549
EQT Corp.	452,452	24,174
Marathon Petroleum Corp.	139,357	20,303
Exxon Mobil Corp.	135,356	16,098
TotalEnergies SE	212,404	13,686
Targa Resources Corp.	67,216	13,475
EOG Resources Inc.	53,219	6,825
Chevron Corp.	39,277	6,571
Schlumberger NV	121,952	5,097
Halliburton Co.	170,879	4,335
Ovintiv Inc. (XNYS)	97,950	4,192
Matador Resources Co.	77,330	3,951
Valero Energy Corp.	26,605	3,514

Equity Income Portfolio
	Shares	Market Value ($000)
Scorpio Tankers Inc.	84,014	3,157
Devon Energy Corp.	74,107	2,772
Civitas Resources Inc.	43,247	1,509
		206,132
Financials (20.0%)
JPMorgan Chase & Co.	330,349	81,035
Bank of America Corp.	1,269,061	52,958
American International Group Inc.	327,398	28,464
M&T Bank Corp.	125,357	22,408
MetLife Inc.	256,024	20,556
Regions Financial Corp.	910,769	19,791
Morgan Stanley	167,074	19,492
Nasdaq Inc.	230,657	17,498
Raymond James Financial Inc.	120,606	16,753
Intercontinental Exchange Inc.	90,543	15,619
Ares Management Corp. Class A	101,049	14,815
Wells Fargo & Co.	187,598	13,468
Royal Bank of Canada	109,204	12,301
Marsh & McLennan Cos. Inc.	41,776	10,195
Citigroup Inc.	134,222	9,528
Aflac Inc.	59,781	6,647
Hartford Insurance Group Inc.	47,577	5,887
State Street Corp.	58,281	5,218
Ameriprise Financial Inc.	10,749	5,204
MGIC Investment Corp.	185,353	4,593
Synchrony Financial	85,145	4,508
Assured Guaranty Ltd.	49,745	4,383
Essent Group Ltd.	71,865	4,148
Popular Inc.	44,283	4,090
Voya Financial Inc.	58,298	3,950
Everest Group Ltd.	10,277	3,734
Jackson Financial Inc. Class A	42,737	3,580
Hancock Whitney Corp.	51,656	2,709
CNO Financial Group Inc.	60,529	2,521
American Financial Group Inc.	18,922	2,485
Goldman Sachs Group Inc.	4,400	2,404
Progressive Corp.	7,163	2,027
Blackrock Inc.	2,011	1,903
Virtus Investment Partners Inc.	9,854	1,698
PROG Holdings Inc.	41,207	1,096
Chubb Ltd.	3,085	932
First BanCorp (XNYS)	43,805	840
Bank of New York Mellon Corp.	8,819	740
Radian Group Inc.	21,721	718
Blackstone Inc.	4,792	670
Stifel Financial Corp.	3,177	299
Jefferies Financial Group Inc.	3,180	170
		432,035
Health Care (16.3%)
UnitedHealth Group Inc.	138,869	72,733
Johnson & Johnson	387,532	64,268
Merck & Co. Inc.	611,194	54,861
Gilead Sciences Inc.	327,412	36,687
Pfizer Inc.	1,202,142	30,462
Elevance Health Inc.	53,119	23,105
AstraZeneca plc ADR	204,180	15,007
Roche Holding AG	42,789	14,083
AbbVie Inc.	50,427	10,565
Bristol-Myers Squibb Co.	150,701	9,191
Cigna Group	24,152	7,946
Abbott Laboratories	36,917	4,897
CVS Health Corp.	71,496	4,844
Amgen Inc.	8,256	2,572
Medtronic plc	10,711	963
		352,184
Industrials (11.3%)
PACCAR Inc.	263,014	25,610
Honeywell International Inc.	113,968	24,133
L3Harris Technologies Inc.	98,377	20,591

Equity Income Portfolio
	Shares	Market Value ($000)
Emerson Electric Co.	178,423	19,562
Northrop Grumman Corp.	31,829	16,297
Johnson Controls International plc	181,987	14,579
BAE Systems plc	653,904	13,204
United Parcel Service Inc. Class B (XNYS)	110,727	12,179
IDEX Corp.	64,143	11,608
Caterpillar Inc.	31,248	10,305
Union Pacific Corp.	41,846	9,886
Automatic Data Processing Inc.	30,513	9,322
Lockheed Martin Corp.	16,557	7,396
Canadian National Railway Co.	73,617	7,164
Fortune Brands Innovations Inc.	112,140	6,827
General Dynamics Corp.	23,477	6,399
Cummins Inc.	15,725	4,929
Owens Corning	28,545	4,077
FedEx Corp.	16,322	3,979
Oshkosh Corp.	40,962	3,854
Apogee Enterprises Inc.	78,870	3,654
ManpowerGroup Inc.	51,697	2,992
RTX Corp.	21,227	2,812
Ryder System Inc.	12,697	1,826
Eaton Corp. plc	4,385	1,192
CSG Systems International Inc.	3,904	236
		244,613
Information Technology (9.9%)
Broadcom Inc.	472,194	79,059
Cisco Systems Inc.	634,431	39,151
NXP Semiconductors NV	112,672	21,414
TE Connectivity plc	136,902	19,347
Accenture plc Class A	61,914	19,320
QUALCOMM Inc.	70,130	10,773
Corning Inc.	137,732	6,305
International Business Machines Corp.	19,704	4,899
Amdocs Ltd.	48,797	4,465
Seagate Technology Holdings plc	45,990	3,907
NetApp Inc.	33,508	2,943
Texas Instruments Inc.	14,311	2,572
Analog Devices Inc.	1,734	350
		214,505
Materials (2.8%)
PPG Industries Inc.	167,562	18,323
Barrick Gold Corp. (XTSE)	877,361	17,056
Rio Tinto plc ADR	236,586	14,214
Reliance Inc.	15,796	4,561
Sylvamo Corp.	57,234	3,839
Worthington Steel Inc.	57,633	1,460
		59,453
Real Estate (1.7%)
Crown Castle Inc.	194,876	20,312
Weyerhaeuser Co.	559,190	16,373
		36,685
Utilities (8.2%)
American Electric Power Co. Inc.	286,914	31,351
PPL Corp.	568,735	20,537
Sempra	283,594	20,237
Atmos Energy Corp.	122,957	19,007
Dominion Energy Inc.	254,510	14,270
Eversource Energy	229,076	14,228
WEC Energy Group Inc.	127,528	13,898
Duke Energy Corp.	65,850	8,032
Exelon Corp.	118,882	5,478
Evergy Inc.	73,572	5,073
NRG Energy Inc.	51,548	4,921
National Fuel Gas Co.	60,565	4,796
Vistra Corp.	34,861	4,094
DTE Energy Co.	27,221	3,764
Edison International	61,564	3,627

Equity Income Portfolio
		Shares	Market Value ($000)
	NextEra Energy Inc.	50,465	3,578
			176,891
Total Common Stocks (Cost $1,937,755)			2,102,926
Temporary Cash Investments (2.4%)
Money Market Fund (1.8%)
[1]	Vanguard Market Liquidity Fund, 4.342%	377,929	37,789
		Face Amount ($000)
Repurchase Agreement (0.6%)
	BNP Paribas Securities Corp. 4.380%, 4/1/25 (Dated 3/31/25, Repurchase Value $13,402, collateralized by U.S. Government Agency Obligations 1.500%–5.500%, 11/1/29–3/1/55, with a value of $13,668)	13,400	13,400
Total Temporary Cash Investments (Cost $51,193)			51,189
Total Investments (99.8%) (Cost $1,988,948)			2,154,115
Other Assets and Liabilities—Net (0.2%)			5,325
Net Assets (100%)			2,159,440
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	145	40,986	(304)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Equity Income Portfolio
D.	Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,032,879	70,047	—	2,102,926
Temporary Cash Investments	37,789	13,400	—	51,189
Total	2,070,668	83,447	—	2,154,115
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(304)	—	—	(304)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.